Employee benefits - Summary of Movement in the Present Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Fair value of plan assets as of January 1	$ 815	$ 896
Fair value of plan assets as of December 31	1,017	815	$ 896
Plan assets
Disclosure of fair value of plan assets [line items]
Fair value of plan assets as of January 1	815	896	681
Actual return on plan assets	61	69	215
Foreign exchange variance	141	(150)
Fair value of plan assets as of December 31	$ 1,017	$ 815	$ 896